(Conservative Allocation Portfolio Annuity) (Conservative Allocation Portfolio, Conservative Allocation Portfolio - Conservative Allocation Portfolio)	18 Months Ended
Jun. 30, 2013
Conservative Allocation Portfolio | Conservative Allocation Portfolio - Conservative Allocation Portfolio
Risk/Return:
Acquired Fund Fees and Expenses	0.20%